EMPLOYEE BENEFITPLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFITPLANS

NOTE 21. EMPLOYEE BENEFIT PLANS

Dominion Energy and Dominion Energy Gas—Defined Benefit Plans

Dominion Energy provides certain retirement benefits to eligible active employees, retirees and qualifying dependents. Dominion Energy Gas participates in a number of the Dominion Energy-sponsored retirement plans. Under the terms of its benefit plans, Dominion Energy reserves the right to change, modify or terminate the plans. From time to time in the past, benefits have changed, and some of these changes have reduced benefits.

Dominion Energy maintains qualified noncontributory defined benefit pension plans covering virtually all employees. Retirement benefits are based primarily on years of service, age and the employee’s compensation. Dominion Energy’s funding policy is to contribute annually an amount that is in accordance with the provisions of ERISA. The pension programs also provide benefits to certain retired executives under company-sponsored nonqualified employee benefit plans. The nonqualified plans are funded through contributions to grantor trusts. Dominion Energy also provides retiree healthcare and life insurance benefits with annual employee premiums based on several factors such as age, retirement date and years of service.

Pension benefits for Dominion Energy Gas employees not represented by collective bargaining units are covered by the Dominion Energy Pension Plan, a defined benefit pension plan sponsored by Dominion Energy that provides benefits to multiple Dominion Energy subsidiaries. Pension benefits for Dominion Energy Gas employees represented by collective bargaining units are covered by separate pension plans for East Ohio and, for DETI, a plan that provides benefits to employees of both DETI and Hope. Employee compensation is the basis for allocating pension costs and obligations between DETI and Hope and determining East Ohio’s share of total pension costs.

Retiree healthcare and life insurance benefits for Dominion Energy Gas employees not represented by collective bargaining units are covered by the Dominion Retiree Health and Welfare Plan, a plan sponsored by Dominion Energy that provides certain retiree healthcare and life insurance benefits to multiple Dominion Energy subsidiaries. Retiree healthcare and life insurance benefits for Dominion Energy Gas employees represented by collective bargaining units are covered by separate other postretirement benefit plans for East Ohio and, for DETI, a plan that provides benefits to both DETI and Hope. Employee headcount is the basis for allocating other postretirement benefit costs and obligations between DETI and Hope and determining East Ohio’s share of total other postretirement benefit costs.

Pension and other postretirement benefit costs are affected by employee demographics (including age, compensation levels and years of service), the level of contributions made to the plans and earnings on plan assets. These costs may also be affected by changes in key assumptions, including expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates, mortality rates and the rate of compensation increases.

Dominion Energy uses December 31 as the measurement date for all of its employee benefit plans, including those in which Dominion Energy Gas participates. Dominion Energy uses the market-related value of pension plan assets to determine the expected return on plan assets, a component of net periodic pension cost, for all pension plans, including those in which Dominion Energy Gas participates. The market-related value recognizes changes in fair value on a straight-line basis over a four-year period, which reduces year-to-year volatility. Changes in fair value are measured as the difference between the expected and actual plan asset returns, including dividends, interest and realized and unrealized investment gains and losses. Since the market-related value recognizes changes in fair value over a four-year period, the future market-related value of pension plan assets will be impacted as previously unrecognized changes in fair value are recognized.

Dominion Energy’s pension and other postretirement benefit plans hold investments in trusts to fund employee benefit payments. Dominion Energy’s pension and other postretirement plan assets experienced aggregate actual returns of $1.6 billion and $534 million in 2017 and 2016, respectively, versus expected returns of $767 million and $691 million, respectively. Dominion Energy Gas’ pension and other postretirement plan assets for employees represented by collective bargaining units experienced aggregate actual returns of $335 million and $130 million in 2017 and 2016, respectively, versus expected returns of $165 million and $157 million, respectively. Differences between actual and expected returns on plan assets are accumulated and amortized during future periods. As such, any investment-related declines in these trusts will result in future increases in the net periodic cost recognized for such employee benefit plans and will be included in the determination of the amount of cash to be contributed to the employee benefit plans.

In October 2014, the Society of Actuaries published new mortality tables and mortality improvement scales. Such tables and scales are used to develop mortality assumptions for use in determining pension and other postretirement benefit liabilities and expense. Following evaluation of the new tables, Dominion Energy changed its assumption for mortality rates to reflect a generational improvement scale. This change in assumption increased net periodic benefit cost for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units) by $25 million and $3 million, respectively, for 2015.

During 2016, Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units) engaged their actuary to conduct an experience study of their employees demographics over a five-year period as compared to significant assumptions that were being used to determine pension and other postretirement benefit obligations and periodic costs. These assumptions primarily included mortality, retirement rates, termination rates, and salary increase rates. The changes in assumptions implemented as a result of the experience study resulted in increases of $290 million and $38 million in the pension and other postretirement benefits obligations, respectively, at December 31, 2016 for Dominion Energy and $24 million and $9 million in the pension and other postretirement benefits obligations, respectively, at December 31, 2016 for Dominion Energy Gas. In addition, these changes increased net periodic benefit costs $42 million for Dominion Energy during 2017. The increase in net periodic benefit costs for Dominion Energy Gas during 2017 was immaterial.

PLAN AMENDMENTS AND REMEASUREMENTS

In the fourth quarter of 2017, Dominion Energy remeasured its pension and other postretirement benefit plans as a result of voluntary and involuntary separation programs at Dominion Energy Questar. The settlement and related remeasurement resulted in a reduction in the pension benefit obligation of approximately $75 million and an increase in the accumulated postretirement benefit obligation of approximately $2 million. The discount rates used for the 2017 pension cost and related settlement were 4.46% as of December 31, 2016, 4.51% as of January 31, 2017 and 4.05% as of June 30 and September 30, 2017. All other assumptions used were consistent with the measurement as of December 31, 2016.

In the first quarter of 2017, Dominion Energy and Dominion Energy Gas remeasured an other postretirement benefit plan as a result of an amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017. The remeasurement resulted in a decrease in Dominion Energy’s and Dominion Energy Gas’ accumulated postretirement benefit obligation of $73 million and $61 million, respectively. As a result of regulatory accounting, the remeasurement had an immaterial impact on net income for both Dominion Energy and Dominion Energy Gas. The discount rate used for the remeasurement was 4.30%. All other assumptions used were consistent with the measurement as of December 31, 2016.

Also during the first quarter of 2017, Dominion Energy recorded a $7 million ($4 million after-tax) charge, including $6 million ($4 million after-tax) at Dominion Energy Gas, as a result of additional payments associated with the new collective bargaining agreement, which is reflected in other operations and maintenance expense in their Consolidated Statements of Income.

In the third quarter of 2016, Dominion Energy remeasured an other postretirement benefit plan as a result of an amendment that changed post-65 retiree medical coverage for certain current and future Local 50 retirees effective April 1, 2017. The remeasurement resulted in a decrease in Dominion Energy’s accumulated postretirement benefit obligation of $37 million. The impact of the remeasurement on net periodic benefit credit was recognized prospectively from the remeasurement date and increased the net periodic benefit credit for 2016 by $9 million. The discount rate used for the remeasurement was 3.71% and the demographic and mortality assumptions were updated using plan-specific studies and mortality improvement scales. The expected long-term rate of return used was consistent with the measurement as of December 31, 2015.

FUNDED STATUS

The following table summarizes the changes in pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans’ funded status for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
Year Ended December 31,	2017	2016	2017	2016
(millions, except percentages)
Dominion Energy
Changes in benefit obligation:
Benefit obligation at beginning of year	$8,132	$6,391	$1,478	$1,430
Dominion Energy Questar Combination	—	817	—	85
Service cost	138	118	26	31
Interest cost	345	317	60	65
Benefits paid	(323)	(286)	(83)	(83)
Actuarial (gains) losses during the year	830	784	119	166
Plan amendments(1)	5	—	(73)	(216)
Settlements and curtailments(2)	(75)	(9)	2	—
Benefit obligation at end of year	$9,052	$8,132	$1,529	$1,478
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$7,016	$6,166	$1,512	$1,382
Dominion Energy Questar Combination	—	704	—	45
Actual return (loss) on plan assets	1,327	426	236	108
Employer contributions	118	15	13	12
Benefits paid	(323)	(286)	(32)	(35)
Settlements(2)	(76)	(9)	—	—
Fair value of plan assets at end of year	$8,062	$7,016	$1,729	$1,512
Funded status at end of year	$(990)	$(1,116)	$200	$34
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$1,117	$930	$261	$148
Other current liabilities	(8)	(43)	—	(5)
Noncurrent pension and other postretirement benefit liabilities	(2,099)	(2,003)	(61)	(109)
Net amount recognized	$(990)	$(1,116)	$200	$34
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%–3.81%	3.31%–4.50%	3.76%	3.92%–4.47%
Weighted average rate of increase for compensation	4.09%	4.09%	3.95%-4.11%	3.29%
Dominion Energy Gas
Changes in benefit obligation:
Benefit obligation at beginning of year	$683	$608	$320	$292
Service cost	15	13	4	5
Interest cost	30	30	12	14
Benefits paid	(33)	(32)	(19)	(19)
Actuarial (gains) losses during the year	78	64	34	28
Plan amendments(1)	—	—	(61)	—
Benefit obligation at end of year	$773	$683	$290	$320
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$1,542	$1,467	$299	$283
Actual return (loss) on plan assets	294	107	41	23
Employer contributions	—	—	12	12
Benefits paid	(33)	(32)	(19)	(19)
Fair value of plan assets at end of year	$1,803	$1,542	$333	$299
Funded status at end of year	$1,030	$859	$43	$(21)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$1,030	$859	$57	$—
Noncurrent pension and other postretirement benefit liabilities(3)	—	—	(14)	(21)
Net amount recognized	$1,030	$859	$43	$(21)
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	3.81%	4.50%	3.76%	4.47%
Weighted average rate of increase for compensation	4.11%	4.11%	n/a	n/a

(1)	2017 amounts relate primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017. 2016 amount relates primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 50 retirees effective April 1, 2017.
(2)	2017 amount relates primarily to settlement and curtailment as a result of the voluntary and involuntary separation programs at Dominion Energy Questar. 2016 amount relates primarily to a settlement for certain executives.
(3)	Reflected in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.

The ABO for all of Dominion Energy’s defined benefit pension plans was $8.2 billion and $7.3 billion at December 31, 2017 and 2016, respectively. The ABO for the defined benefit pension plans covering Dominion Energy Gas employees represented by collective bargaining units was $724 million and $640 million at December 31, 2017 and 2016, respectively.

Under its funding policies, Dominion Energy evaluates plan funding requirements annually, usually in the fourth quarter after receiving updated plan information from its actuary. Based on the funded status of each plan and other factors, Dominion Energy determines the amount of contributions for the current year, if any, at that time. During 2017, Dominion Energy and Dominion Energy Gas made no contributions to the qualified defined benefit pension plans other than a $75 million contribution to Dominion Energy’s qualified pension plan to satisfy a regulatory condition to closing of the Dominion Energy Questar Combination and no contributions are currently expected in 2018. In July 2012, the MAP 21 Act was signed into law. This Act includes an increase in the interest rates used to determine plan sponsors’ pension contributions for required funding purposes. In 2014, the HATFA of 2014 was signed into law. Similar to the MAP 21 Act, the HATFA of 2014 adjusts the rules for calculating interest rates used in determining funding obligations. It is estimated that the new interest rates will reduce required pension contributions through 2019. Dominion Energy believes that required pension contributions will rise subsequent to 2019, resulting in an estimated $200 million reduction in net cumulative required contributions over a 10-year period.

Certain regulatory authorities have held that amounts recovered in utility customers’ rates for other postretirement benefits, in excess of benefits actually paid during the year, must be deposited in trust funds dedicated for the sole purpose of paying such benefits. Accordingly, certain of Dominion Energy’s subsidiaries, including Dominion Energy Gas, fund other postretirement benefit costs through VEBAs. Dominion Energy’s remaining subsidiaries do not prefund other postretirement benefit costs but instead pay claims as presented. Dominion Energy’s contributions to VEBAs, all of which pertained to Dominion Energy Gas employees, totaled $12 million for both 2017 and 2016, and Dominion Energy expects to contribute approximately $12 million to the Dominion Energy VEBAs in 2018, all of which pertains to Dominion Energy Gas employees.

Dominion Energy and Dominion Energy Gas do not expect any pension or other postretirement plan assets to be returned during 2018.

The following table provides information on the benefit obligations and fair value of plan assets for plans with a benefit obligation in excess of plan assets for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
As of December 31,	2017	2016	2017	2016
(millions)
Dominion Energy
Benefit obligation	$8,209	$7,386	$191	$470
Fair value of plan assets	6,103	5,340	156	356
Dominion Energy Gas
Benefit obligation	$—	$—	$157	$320
Fair value of plan assets	—	—	143	299

The following table provides information on the ABO and fair value of plan assets for Dominion Energy’s pension plans with an ABO in excess of plan assets:

As of December 31,	2017	2016
(millions)
Accumulated benefit obligation	$7,392	$5,987
Fair value of plan assets	6,103	4,653

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
2018	$373	$ 99
2019	378	101
2020	402	102
2021	418	102
2022	434	102
2023-2027	2,437	486
Dominion Energy Gas
2018	$ 35	$ 19
2019	37	19
2020	38	20
2021	39	20
2022	41	20
2023-2027	214	94

PLAN ASSETS

Dominion Energy’s overall objective for investing its pension and other postretirement plan assets is to achieve appropriate long-term rates of return commensurate with prudent levels of risk. As a participating employer in various pension plans sponsored by Dominion Energy, Dominion Energy Gas is subject to Dominion Energy’s investment policies for such plans. To minimize risk, funds are broadly diversified among asset classes, investment strategies and investment advisors. The strategic target asset allocations for Dominion Energy’s pension funds are 28% U.S. equity, 18% non-U.S. equity, 35% fixed income, 3% real estate and 16% other alternative investments. U.S. equity includes investments in large-cap, mid-cap and small-cap companies located in the U.S. Non-U.S. equity includes investments in large-cap and small-cap companies located outside of the U.S. including both developed and emerging markets. Fixed income includes corporate debt instruments of companies from diversified industries and U.S. Treasuries. The U.S. equity, non-U.S. equity and fixed income investments are in individual securities as well as mutual funds. Real estate includes equity real estate investment trusts and investments in partnerships. Other alternative investments include partnership investments in private equity, debt and hedge funds that follow several different strategies.

Dominion Energy also utilizes common/collective trust funds as an investment vehicle for its defined benefit plans. A common/collective trust fund is a pooled fund operated by a bank or trust company for investment of the assets of various organizations and individuals in a well-diversified portfolio. Common/collective trust funds are funds of grouped assets that follow various investment strategies.

Strategic investment policies are established for Dominion Energy’s prefunded benefit plans based upon periodic asset/liability studies. Factors considered in setting the investment policy include employee demographics, liability growth rates, future discount rates, the funded status of the plans and the expected long-term rate of return on plan assets. Deviations from the plans’ strategic allocation are a function of Dominion Energy’s assessments regarding short-term risk and reward opportunities in the capital markets and/or short-term market movements which result in the plans’ actual asset allocations varying from the strategic target asset allocations. Through periodic rebalancing, actual allocations are brought back in line with the target. Future asset/liability studies will focus on strategies to further reduce pension and other postretirement plan risk, while still achieving attractive levels of returns. Financial derivatives may be used to obtain or manage market exposures and to hedge assets and liabilities.

For fair value measurement policies and procedures related to pension and other postretirement benefit plan assets, see Note 6.

The fair values of Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) pension plan assets by asset category are as follows:

At December 31,	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$18	$—	$—	$18	$12	$2	$—	$14
Common and preferred stocks:
U.S.	1,902	—	—	1,902	1,705	—	—	1,705
International	1,151	—	—	1,151	928	—	—	928
Insurance contracts	—	352	—	352	—	334	—	334
Corporate debt instruments	41	729	—	770	35	682	—	717
Government securities	9	676	—	685	13	522	—	535
Total recorded at fair value	$3,121	$1,757	$—	$4,878	$2,693	$1,540	$—	$4,233
Assets recorded at NAV(1):
Common/collective trust funds				2,272				1,960
Alternative investments:
Real estate funds				111				121
Private equity funds				606				506
Debt funds				161				153
Hedge funds				19				25
Total recorded at NAV				$3,169				$2,765
Total investments(2)				$8,047				$6,998
Dominion Energy Gas
Cash and cash equivalents	$4	$—	$—	$4	$3	$—	$—	$3
Common and preferred stocks:
U.S.	425	—	—	425	375	—	—	375
International	257	—	—	257	203	—	—	203
Insurance contracts	—	79	—	79	—	73	—	73
Corporate debt instruments	9	163	—	172	8	150	—	158
Government securities	2	151	—	153	3	115	—	118
Total recorded at fair value	$697	$393	$—	$1,090	$592	$338	$—	$930
Assets recorded at NAV(1):
Common/collective trust funds				509				430
Alternative investments:
Real estate funds				25				27
Private equity funds				135				111
Debt funds				36				34
Hedge funds				4				6
Total recorded at NAV				$709				$608
Total investments(3)				$1,799				$1,538

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
(2)	Excludes net assets related to pending sales of securities of $11 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $15 million at December 31, 2017. Excludes net assets related to pending sales of securities of $46 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $47 million at December 31, 2016.
(3)	Excludes net assets related to pending sales of securities of $3 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2017. Excludes net assets related to pending sales of securities of $10 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2016.

The fair values of Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement plan assets by asset category are as follows:

At December 31,	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$ 1	$ 2	$—	$3	$ 1	$ 1	$—	$ 2
Common and preferred stocks:
U.S.	636	—	—	636	571	—	—	571
International	196	—	—	196	143	—	—	143
Insurance contracts	—	21	—	21	—	19	—	19
Corporate debt instruments	2	44	—	46	2	40	—	42
Government securities	1	41	—	42	1	30	—	31
Total recorded at fair value	$836	$108	$—	$944	$718	$90	$—	$ 808
Assets recorded at NAV(1):
Common/collective trust funds				689				621
Alternative investments:
Real estate funds				9				9
Private equity funds				73				59
Debt funds				11				12
Hedge funds				1				1
Total recorded at NAV				$783				$ 702
Total investments(2)				$1,727				$1,510
Dominion Energy Gas
Common and preferred stocks:
U.S.	$130	$ —	$—	$130	$121	$—	$—	$ 121
International	33	—	—	33	24	—	—	24
Total recorded at fair value	$163	$ —	$—	$163	$145	$—	$—	$ 145
Assets recorded at NAV(1):
Common/collective trust funds				154				140
Alternative investments:
Real estate funds				1				1
Private equity funds				15				12
Debt funds				—				1
Total recorded at NAV				$170				$ 154
Total investments				$333				$ 299

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
(2)	Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $1 million at December 31, 2017. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $5 million at December 31, 2016.

The Plan’s investments are determined based on the fair values of the investments and the underlying investments, which have been determined as follows:

•	Cash and Cash Equivalents—Investments are held primarily in short-term notes and treasury bills, which are valued at cost plus accrued interest.
•	Common and Preferred Stocks—Investments are valued at the closing price reported on the active market on which the individual securities are traded.
•	Insurance Contracts—Investments in Group Annuity Contracts with John Hancock were entered into after 1992 and are stated at fair value based on the fair value of the underlying securities as provided by the managers and include investments in U.S. government securities, corporate debt instruments, state and municipal debt securities.
•	Corporate Debt Instruments—Investments are valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar instruments, the instrument is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks or a broker quote, if available.
•	Government Securities—Investments are valued using pricing models maximizing the use of observable inputs for similar securities.
•	Common/Collective Trust Funds—Common/collective trust funds invest in debt and equity securities and other instruments with characteristics similar to those of the funds’ benchmarks. The primary objectives of the funds are to seek investment returns that approximate the overall performance of their benchmark indexes. These benchmarks are major equity indices, fixed income indices, and money market indices that focus on growth, income, and liquidity strategies, as applicable. Investments in common/collective trust funds are stated at the NAV as determined by the issuer of the common/collective trust funds and are based on the fair value of the underlying investments held by the fund less its liabilities. The NAV is used as a practical expedient to estimate fair value. The common/collective trust funds do not have any unfunded commitments, and do not have any applicable liquidation periods or defined terms/periods to be held. The majority of the common/collective trust funds have limited withdrawal or redemption rights during the term of the investment.
•	Alternative Investments—Investments in real estate funds, private equity funds, debt funds and hedge funds are stated at fair value based on the NAV of the Plan’s proportionate share of the partnership, joint venture or other alternative investment’s fair value as determined by reference to audited financial statements or NAV statements provided by the investment manager. The NAV is used as a practical expedient to estimate fair value.

NET PERIODIC BENEFIT (CREDIT) COST

The service cost component and non-service cost components of net periodic benefit (credit) cost are reflected in other operations and maintenance expense and other income, respectively, in the Consolidated Statements of Income. The components of the provision for net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans are as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31,	2017	2016	2015	2017	2016	2015
(millions, except percentages)
Dominion Energy
Service cost	$138	$118	$126	$26	$31	$40
Interest cost	345	317	287	60	65	67
Expected return on plan assets	(639)	(573)	(531)	(128)	(118)	(117)
Amortization of prior service (credit) cost	1	1	2	(51)	(35)	(27)
Amortization of net actuarial loss	162	111	160	13	8	6
Settlements and curtailments	—	1	—	—	—	—
Net periodic benefit (credit) cost	$7	$(25)	$44	$(80)	$(49)	$(31)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$142	$931	$159	$12	$178	$(18)
Prior service (credit) cost	5	—	—	(73)	(216)	(31)
Settlements and curtailments	1	(1)	—	2	—	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(162)	(111)	(160)	(13)	(8)	(6)
Amortization of prior service credit (cost)	(1)	(1)	(2)	51	35	27
Total recognized in other comprehensive income and regulatory assets and liabilities	$(15)	$818	$(3)	$(21)	$(11)	$(28)
Significant assumptions used to determine periodic cost:
Discount rate	3.31%-4.50%	2.87%-4.99%	4.40%	3.92%-4.47%	3.56%-4.94%	4.40%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.09%	4.22%	4.22%	3.29%	4.22%	4.22%
Healthcare cost trend rate(1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(1)(2)				2021	2020	2019
Dominion Energy Gas
Service cost	$15	$13	$15	$4	$5	$7
Interest cost	30	30	27	12	14	14
Expected return on plan assets	(141)	(134)	(126)	(24)	(23)	(24)
Amortization of prior service (credit) cost	—	—	1	(3)	1	(1)
Amortization of net actuarial loss	16	13	20	2	1	2
Net periodic benefit (credit) cost	$(80)	$(78)	$(63)	$(9)	$(2)	$(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$(75)	$91	$97	$18	$28	$(9)
Prior service cost	—	—	—	(61)	—	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(16)	(13)	(20)	(2)	(1)	(2)
Amortization of prior service credit (cost)	—	—	(1)	3	(1)	1
Total recognized in other comprehensive income and regulatory assets and liabilities	$(91)	$78	$76	$(42)	$26	$(10)
Significant assumptions used to determine periodic cost:
Discount rate	4.50%	4.99%	4.40%	4.47%	4.93%	4.40%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.11%	3.93%	3.93%	4.11%	3.93%	3.93%
Healthcare cost trend rate(1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(1)(2)				2021	2020	2019

(1)	Assumptions used to determine net periodic cost for the following year.
(2)	The Society of Actuaries model used to determine healthcare cost trend rates was updated in 2014. The new model converges to the ultimate trend rate much more quickly than previous models.

The components of AOCI and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans that have not been recognized as components of net periodic benefit (credit) cost are as follows:

	Pension Benefits		Other Postretirement Benefits
At December 31,	2017	2016	2017	2016
(millions)
Dominion Energy
Net actuarial loss	$3,181	$3,200	$283	$283
Prior service (credit) cost	8	4	(440)	(419)
Total(1)	$3,189	$3,204	$(157)	$(136)
Dominion Energy Gas
Net actuarial loss	$367	$458	$76	$60
Prior service (credit) cost	—	—	(52)	7
Total(2)	$367	$458	$24	$67

(1)	As of December 31, 2017, of the $3.2 billion and $(157) million related to pension benefits and other postretirement benefits, $1.9 billion and $(87) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities. As of December 31, 2016, of the $3.2 billion and $(136) million related to pension benefits and other postretirement benefits, $1.9 billion and $(103) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities.
(2)	As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $24 million related to other postretirement benefits is included entirely in regulatory assets and liabilities. As of December 31, 2016, of the $458 million related to pension benefits, $167 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $67 million related to other postretirement benefits is included entirely in regulatory assets and liabilities.

The following table provides the components of AOCI and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans as of December 31, 2017 that are expected to be amortized as components of net periodic benefit (credit) cost in 2018:

	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
Net actuarial loss	$193	$ 11
Prior service (credit) cost	1	(52)
Dominion Energy Gas
Net actuarial loss	$ 19	$ 3
Prior service (credit) cost	—	(4)

The expected long-term rates of return on plan assets, discount rates, healthcare cost trend rates and mortality are critical assumptions in determining net periodic benefit (credit) cost. Dominion Energy develops non-investment related assumptions, which are then compared to the forecasts of an independent investment advisor to ensure reasonableness. An internal committee selects the final assumptions used for Dominion Energy’s pension and other postretirement plans, including those in which Dominion Energy Gas participates, including discount rates, expected long-term rates of return, healthcare cost trend rates and mortality rates.

Dominion Energy determines the expected long-term rates of return on plan assets for its pension plans and other postretirement benefit plans, including those in which Dominion Energy Gas participates, by using a combination of:

•	Expected inflation and risk-free interest rate assumptions;
•	Historical return analysis to determine long term historic returns as well as historic risk premiums for various asset classes;
•	Expected future risk premiums, asset volatilities and correlations;
•	Forward-looking return expectations derived from the yield on long-term bonds and the expected long-term returns of major stock market indices; and
•	Investment allocation of plan assets.

Dominion Energy determines discount rates from analyses of AA/Aa rated bonds with cash flows matching the expected payments to be made under its plans, including those in which Dominion Energy Gas participates.

Mortality rates are developed from actual and projected plan experience for postretirement benefit plans. Dominion Energy’s actuary conducts an experience study periodically as part of the process to select its best estimate of mortality. Dominion Energy considers both standard mortality tables and improvement factors as well as the plans’ actual experience when selecting a best estimate. During 2016, Dominion Energy conducted a new experience study as scheduled and, as a result, updated its mortality assumptions for all its plans, including those in which Dominion Energy Gas participates.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for Dominion Energy’s retiree healthcare plans, including those in which Dominion Energy Gas participates. A one percentage point change in assumed healthcare cost trend rates would have had the following effects for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement benefit plans:

	Other Postretirement Benefits
	One percentage point increase	One percentage point decrease
(millions)
Dominion Energy
Effect on net periodic cost for 2018	$ 24	$ (15)
Effect on other postretirement benefit obligation at December 31, 2017	158	(132)
Dominion Energy Gas
Effect on net periodic cost for 2018	$ 4	$ (3)
Effect on other postretirement benefit obligation at December 31, 2017	31	(26)

Dominion Energy Gas (Employees Not Represented by Collective Bargaining Units) and Virginia Power—Participation in Defined Benefit Plans

Virginia Power employees and Dominion Energy Gas employees not represented by collective bargaining units are covered by the Dominion Energy Pension Plan described above. As participating employers, Virginia Power and Dominion Energy Gas are subject to Dominion Energy’s funding policy, which is to contribute annually an amount that is in accordance with ERISA. During 2017, Virginia Power and Dominion Energy Gas made no contributions to the Dominion Energy Pension Plan, and no contributions to this plan are currently expected in 2018. Virginia Power’s net periodic pension cost related to this plan was $110 million, $79 million and $97 million in 2017, 2016 and 2015, respectively. Dominion Energy Gas’ net periodic pension credit related to this plan was $(37) million, $(45) million and $(38) million in 2017, 2016 and 2015, respectively. Net periodic pension (credit) cost is reflected in other operations and maintenance expense in their respective Consolidated Statements of Income. The funded status of various Dominion Energy subsidiary groups and employee compensation are the basis for determining the share of total pension costs for participating Dominion Energy subsidiaries. See Note 24 for Virginia Power and Dominion Energy Gas amounts due to/from Dominion Energy related to this plan.

Retiree healthcare and life insurance benefits, for Virginia Power employees and for Dominion Energy Gas employees not represented by collective bargaining units, are covered by the Dominion Energy Retiree Health and Welfare Plan described above. Virginia Power’s net periodic benefit (credit) cost related to this plan was $(42) million, $(29) million and $(16) million in 2017, 2016 and 2015, respectively. Dominion Energy Gas’ net periodic benefit (credit) cost related to this plan was $(5) million, $(4) million and $(5) million for 2017, 2016 and 2015, respectively. Net periodic benefit (credit) cost is reflected in other operations and maintenance expenses in their respective Consolidated Statements of Income. Employee headcount is the basis for determining the share of total other postretirement benefit costs for participating Dominion Energy subsidiaries. See Note 24 for Virginia Power and Dominion Energy Gas amounts due to/from Dominion Energy related to this plan.

Dominion Energy holds investments in trusts to fund employee benefit payments for the pension and other postretirement benefit plans in which Virginia Power and Dominion Energy Gas’ employees participate. Any investment-related declines in these trusts will result in future increases in the net periodic cost recognized for such employee benefit plans and will be included in the determination of the amount of cash that Virginia Power and Dominion Energy Gas will provide to Dominion Energy for their shares of employee benefit plan contributions.

Certain regulatory authorities have held that amounts recovered in rates for other postretirement benefits, in excess of benefits actually paid during the year, must be deposited in trust funds dedicated for the sole purpose of paying such benefits. Accordingly, Virginia Power and Dominion Energy Gas fund other postretirement benefit costs through VEBAs. During 2017 and 2016, Virginia Power made no contributions to the VEBA and does not expect to contribute to the VEBA in 2018. Dominion Energy Gas made no contributions to the VEBAs for employees not represented by collective bargaining units during 2017 and 2016 and does not expect to contribute in 2018.

Defined Contribution Plans

Dominion Energy also sponsors defined contribution employee savings plans that cover substantially all employees. During 2017, 2016 and 2015, Dominion Energy recognized $45 million, $44 million and $43 million, respectively, as employer matching contributions to these plans. Dominion Energy Gas participates in these employee savings plans, both specific to Dominion Energy Gas and that cover multiple Dominion Energy sub-sidiaries. During 2017, 2016 and 2015, Dominion Energy Gas recognized $7 million as employer matching contributions to these plans. Virginia Power also participates in these employee savings plans. During 2017, 2016 and 2015, Virginia Power recognized $19 million, $19 million and $18 million, respectively, as employer matching contributions to these plans.

Organizational Design Initiative

In the first quarter of 2016, the Companies announced an organizational design initiative that reduced their total workforces during 2016. The goal of the organizational design initiative was to streamline leadership structure and push decision making lower while also improving efficiency. For the year ended December 31, 2016, Dominion Energy recorded a $65 million ($40 million after-tax) charge, including $33 million ($20 million after-tax) at Virginia Power and $8 million ($5 million after-tax) at Dominion Energy Gas, primarily reflected in other operations and maintenance expense in their Consolidated Statements of Income due to severance pay and other costs related to the organizational design initiative. The terms of the severance under the organizational design initiative were consistent with the Companies’ existing severance plans.